STATEMENTS OF CASH FLOWS (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,145)	$ (1,995)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	332	122
Decrease (increase) in trade receivables, net	(432)	(112)
Increase in other accounts receivable and prepaid expenses	(102)	(215)
Decrease (increase) in inventories	(609)	(248)
Increase (decrease) in trade payables	1,324	287
Increase (decrease) in other accounts payable and accrued expenses	733	94
Decrease (increase) in other long term liabilities	(25)	37
Net cash used in operating activities	(1,924)	(2,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,068)	(803)
Net cash used in investing activities	(2,068)	(803)
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of long-term loans from banks	472	210
Repayment of long-term loans from banks	(45)	(36)
Proceeds from issuance of shares	3,609	2,866
Net cash provided by financing activities	4,036	3,040
Effect of exchange rate changes on cash and cash equivalents	(41)	17
Increase in cash and cash equivalents	3	223
Cash and cash equivalents at the beginning of the year	333	110
Cash and cash equivalents at the end of the year	336	333
Cash paid during the year for:
Interest	$ 21	$ 10